UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-6589

FIRST FUNDS
(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado		80202
(Address of principal executive offices)		(Zip code)

Tané Tyler First Funds 1625 Broadway, Suite 2200 Denver, Colorado 80202
(Name and address of agent for service)

Registrant's telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1 – Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

		Shares	Value
COMMON STOCKS	96.3%
CONSUMER DISCRETIONARY	18.0%
Media	11.4%
Comcast Corp., Class A*		316,018	$9,094,998
McGraw-Hill Co., Inc.		212,860	10,225,794
Omnicom Group, Inc.		143,915	12,035,611
Walt Disney Co.		496,000	11,968,480

TOTAL MEDIA			43,324,883

Motorcycle Manufacturers	2.0%
Harley Davidson, Inc.		159,050	7,704,382

Retailing	4.6%
Home Depot, Inc.		454,290	17,326,621

TOTAL CONSUMER DISCRETIONARY			68,355,886

CONSUMER STAPLES	11.4%
Discount Stores	1.8%
Wal-Mart Stores, Inc.		156,200	6,844,684

Food, Beverage & Tobacco	7.2%
Costco Wholesale Corp.		313,050	13,489,325
Pepsico, Inc.		242,300	13,740,833

TOTAL FOOD, BEVERAGE & TOBACCO			27,230,158

Household & Personal Products	2.4%
Colgate-Palmolive Co.		172,425	9,102,316

TOTAL CONSUMER STAPLES			43,177,158

ENERGY	4.9%
Energy	4.9%
Exxon Mobil Corp.		208,100	13,222,674
GlobalSantaFe Corp.		118,100	5,387,722

TOTAL ENERGY			18,610,396

FINANCIALS	26.1%
Banks	2.9%
Wells Fargo & Co.		190,906	11,181,364

Diversified Financials	4.8%
Capital One Financial Corp.		229,525	18,251,828

1

Insurance	18.4%
AFLAC, Inc.		294,000	13,318,200
American International Group, Inc.		249,970	15,488,142
Fidelity National Financial, Inc.		202,720	9,025,094
Willis Group Holdings, Ltd.		406,965	15,281,536
XL Capital, Ltd., Class A		242,600	16,504,078

TOTAL INSURANCE			69,617,050

TOTAL FINANCIALS			99,050,242

HEALTHCARE	6.2%
Healthcare Equipment & Supplies	3.4%
Fisher Scientific International, Inc.*		51,500	3,195,575
Medtronic, Inc.		177,750	9,530,955

TOTAL HEALTHCARE EQUIPMENT & SUPPLIES			12,726,530

Pharmaceuticals & Biotechnology	2.8%
Pfizer, Inc.		427,915	10,685,038

TOTAL HEALTHCARE			23,411,568

INDUSTRIALS	8.5%
Capital Goods	3.5%
General Electric Co.		395,400	13,313,118

Industrial Machinery	5.0%
Illinois Tool Works, Inc.		58,190	4,790,783
Ingersoll-Rand Co., Ltd.		374,700	14,324,781

TOTAL INDUSTRIAL MACHINERY			19,115,564

TOTAL INDUSTRIALS			32,428,682

INFORMATION TECHNOLOGY	18.3%
Semiconductors	3.9%
Analog Devices, Inc.		157,250	5,840,265
Intel Corp.		360,150	8,877,697

TOTAL SEMICONDUCTORS			14,717,962

Software	4.3%
Microsoft Corp.		637,500	16,402,875

Technology Hardware & Equipment	10.1%
Cisco Systems, Inc. *		536,400	9,617,652
Flextronics International, Ltd.*		959,876	12,334,407
Lexmark International, Inc.*		153,825	9,391,016
Qualcomm, Inc.		153,800	6,882,550

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			38,225,625

TOTAL INFORMATION TECHNOLOGY			69,346,462

TELECOMMUNICATIONS	2.9%
Telecommunication Services	2.9%
Vodafone Group, plc ADR		421,075	10,935,318

TOTAL TELECOMMUNICATIONS			10,935,318

2

TOTAL COMMON STOCKS
(Cost $324,794,058)			365,315,712

MONEY MARKET MUTUAL FUNDS	2.2%
SSgA Prime Money Market Fund		4,259,075	4,259,075
SSgA U.S. Treasury Money Market Fund		4,064,569	4,064,569

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $8,323,644)			8,323,644

TOTAL INVESTMENTS
(Cost $333,117,702)	98.5%		373,639,356
Other Assets in Excess of Liabilities	1.5%		5,529,790
NET ASSETS	100.0%		$379,169,146

* Non-income producing security
ADR - American Depositary Receipt

Income Tax Information:

At September 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $333,551,935 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$53,522,380

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(13,434,959)

Net unrealized appreciation	$40,087,421

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

3

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

			Principal
Due Date		Coupon	Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS	6.7%
Federal Home Loan Bank	4.1%
Discount Notes
10/12/05		3.11%	$1,550,000	$1,548,587
10/14/05		3.65%	3,760,000	3,755,807

TOTAL FEDERAL HOME LOAN BANK				5,304,394

Federal Home Loan Mortgage Corporation	1.8%
Discount Note
10/18/05		3.64%	2,262,000	2,258,569

Federal National Mortgage Association	0.8%
Discount Notes
10/05/05		3.64%	800,000	799,774
10/17/05		3.65%	270,000	269,617

TOTAL NATIONAL MORTGAGE ASSOCIATION				1,069,391

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $8,632,353)				8,632,354

			Shares
COMMON STOCKS	92.2%
BUSINESS SERVICIES	7.5%
Advisory Board Co.*			39,900	2,076,396
aQuantive, Inc.*			54,100	1,089,033
HouseValues, Inc.*			15,300	218,790
Jupitermedia Corp.*			92,100	1,631,091
Portfolio Recovery Associates, Inc.*			33,800	1,459,484
Resources Connection, Inc.*			77,800	2,305,214
SupportSoft, Inc.*			166,600	839,664

TOTAL BUSINESS SERVICES				9,619,672

CAPITAL GOODS	3.1%
Lincoln Electric Holdings, Inc.			43,500	1,713,900
NCI Building Systems, Inc.*			54,600	2,227,134

TOTAL CAPITAL GOODS				3,941,034

CONSUMER NON-DURABLES	13.5%
America’s Car Mart, Inc.*			44,650	801,021
Carter’s, Inc.*			37,400	2,124,320
Coach, Inc.*			87,800	2,753,408
Guitar Center, Inc.*			37,900	2,092,459
Hibbett Sporting Goods, Inc.*			126,731	2,819,753
Tractor Supply Co.*			25,600	1,168,640
Urban Outfitters, Inc.*			126,400	3,716,160
Warnaco Group, Inc.*			85,600	1,875,496

TOTAL CONSUMER NON-DURABLES				17,351,257

CONSUMER SERVICES
BJ’s Restaurants, Inc.*	8.6%		162,000	3,309,660
Cheesecake Factory, Inc.*			50,300	1,571,372
Collectors Universe, Inc.*			10,900	138,430
First Cash Financial Services, Inc.*			64,850	1,706,852
Sonic Corp.*			66,762	1,825,941
Strategic Hotel Capital, Inc.			87,000	1,588,620
TRM Corp.*			56,600	859,754

TOTAL CONSUMER SERVICES				11,000,629

ENERGY	1.5%
Input/Output, Inc.*			162,200	1,294,356
Wh Energy Services, Llp*			21,700	703,514

TOTAL ENERGY				1,997,870

1

FINANCIALS	7.4%
American Equity Investment Life Insurance Co.		114,700	1,301,845
Brookline Bancorp, Inc.		72,200	1,142,204
Delphi Financial Group, Inc.		60,200	2,817,360
Midwest Banc Holdings, Inc.		53,100	1,227,672
RAIT Investment Trust		40,900	1,165,650
Signature Bank*		66,700	1,800,233

TOTAL FINANCIALS			9,454,964

HEALTHCARE	23.1%
Align Technology, Inc. *		150,600	1,012,032
Amylin Pharmaceuticals, Inc.*		63,800	2,219,602
Animas Corp.*		102,100	1,602,970
Conceptus, Inc.*		124,000	1,438,400
Conor Medsystems, Inc.*		45,100	1,059,850
CV Therapeutics, Inc.*		107,000	2,862,250
Digene Corp.*		41,800	1,191,300
Encysive Pharmaceuticals, Inc.*		111,800	1,317,004
Immucor, Inc.*		76,150	2,089,556
Keryx Biopharmaceuticals, Inc.*		93,900	1,479,864
Medicis Pharmaceutical Corp.		30,900	1,006,104
MGI PHARMA, Inc.*		86,200	2,009,322
Micrus Endovascular Corp.*		58,200	575,598
MWI Veterinary Supply, Inc.*		4,100	81,795
Nastech Pharmaceutical Co., Inc.*		112,400	1,589,336
Nektar Therapeutics*		97,100	1,645,845
Protein Design Labs, Inc.*		71,200	1,993,600
Rigel Pharmaceuticals, Inc.*		58,400	1,388,168
SeraCare Life Sciences, Inc.*		38,700	687,312
United Therapeutics Corp.*		34,100	2,380,180

TOTAL HEALTHCARE			29,630,088

TECHNOLOGY	24.4%
Agile Software Corp.*		129,300	927,081
Akamai Technologies, Inc.*		116,500	1,858,175
Cymer, Inc.*		37,400	1,171,368
ESCO Technologies, Inc.*		10,700	535,749
F5 Networks, Inc.*		23,800	1,034,586
FormFactor, Inc.*		39,000	889,980
Informatica Corp.*		14,000	168,280
InPhonic, Inc.*		78,700	1,082,125
Integrated Device Technology, Inc.*		104,300	1,120,182
Interwoven, Inc.*		78,100	638,077
Marchex, Inc.*		90,700	1,501,992
MatrixOne, Inc.*		223,600	1,176,136
Micromuse, Inc.*		38,300	301,804
NMS Communications Corp.*		156,300	578,310
O2Micro International, Ltd.*		118,700	1,868,338
Polycom, Inc.*		91,600	1,481,172
Power Integrations, Inc.*		64,500	1,402,875
Redback Networks, Inc.*		69,900	693,408
RSA Security, Inc.*		102,600	1,304,046
Secure Computing Corp.*		107,900	1,224,665
Semtech Corp.*		33,900	558,333
SERENA Software, Inc.*		63,900	1,273,527
SiRF Technology Holdings, Inc.*		53,900	1,624,007
Symmetricaon, Inc.*		117,400	908,676
Tekelec*		58,100	1,217,195
Tessera Technologies, Inc.*		44,300	1,325,013
TIBCO Software, Inc.*		188,700	1,577,532
Websense, Inc.*		37,300	1,910,133

TOTAL TECHNOLOGY			31,352,765

TRANSPORTATION	3.1%
Knight Transportation, Inc.		56,850	1,384,866
Old Dominion Freight Line, Inc.*		40,500	1,356,345
Universal Truckload Services, Inc.*		70,000	1,300,600

TOAL TRANSPORTATION			4,041,811

TOTAL COMMON STOCKS
(Cost $100,280,651)			118,390,090

2

MONEY MARKET MUTUAL FUNDS	1.8%
SSGA Prime Money Market Fund		1,174,908	1,174,908
SSGA U.S. Treasury Money Market Fund		1,174,687	1,174,687

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $2,349,595)			2,349,595

TOTAL INVESTMENTS
(Cost $111,262,599)	100.7%		129,372,039
Liabilities in Excess of Other Assets	-0.7%		(974,472)
NET ASSETS	100.0%		$128,397,567

*Non-income producing security

Income Tax Information:

At September 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $111,398,225 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$22,493,049

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(4,519,236)

Net unrealized appreciation	$17,973,813

The primary difference between book & tax net unrealized appreciation is wash sale loss deferrals.

See Notes to Quarterly Statement of Investments

3

INTERMEDIATE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

Due		Principal
Date	Coupon	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	49.2%
U.S. Treasury Notes	12.3%
09/15/05	3.125%	$14,175,000	$13,760,821
02/15/09	3.000%	14,000,000	13,472,816
02/15/15	4.000%	13,500,000	13,141,413

TOTAL U.S. TREASURY NOTES			40,375,050

Federal Farm Credit Bank	1.6%
06/15/07	3.250%	2,500,000	2,453,695
07/21/08	3.150%	3,000,000	2,898,459

TOTAL FEDERAL FARM CREDIT BANK			5,352,154

Federal Home Loan Bank	13.4%
11/15/06	4.125%	20,000,000	19,945,280
11/15/06	4.875%	13,000,000	13,066,664
10/05/07	3.375%	11,000,000	10,797,974

TOTAL FEDERAL HOME LOAN BANK			43,809,918

Federal Home Loan Mortgage Corporation	14.5%
01/15/06	5.250%	6,500,000	6,521,378
06/16/06	2.910%	14,500,000	14,361,366
01/05/07	6.700%	5,000,000	5,140,715
01/19/07	3.050%	2,500,000	2,458,990
09/15/07	3.500%	1,950,000	1,919,921
01/23/08	3.650%	10,540,000	10,373,816
03/15/09	5.750%	4,510,000	4,690,549
07/15/12	5.125%	1,810,000	1,862,412

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			47,329,147

Federal National Mortgage Association	7.4%
02/15/08	5.750%	2,850,000	2,933,787
02/01/11	6.250%	5,000,000	5,343,275
02/28/12	5.625%	11,000,000	11,135,366
08/01/12	5.250%	4,500,000	4,623,012

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION			24,035,440

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $161,855,883)			160,901,709

CORPORATE BONDS & NOTES	48.1%
FINANCIALS	32.1%
Banks	11.7%
AmSouth Bank*
02/01/08	6.450%	5,100,000	5,297,854
Bank of America Corp.
01/15/13	4.875%	4,940,000	4,922,646
First Union National Bank
02/15/10	7.875%	5,000,000	5,616,850
Key Bank
07/17/07	5.000%	5,500,000	5,532,653
Regions Bank
12/15/06	2.900%	2,530,000	2,480,979
Regions Financial Corp.
03/01/11	7.000%	4,500,000	4,951,840
Synovus Financial Corp.
02/15/13	4.875%	1,775,000	1,763,903
US Bank
02/04/14	6.300%	7,000,000	7,646,828

TOTAL BANKS			38,213,553

Broker/Dealers	8.6%
Bear Stearns Co.
01/15/07	5.700%	6,330,000	6,423,925
Donaldson, Lufkin & Jenrette, Inc.
11/01/05	6.875%	1,000,000	1,001,989
Goldman Sachs Group, Inc.
01/15/11	6.875%	3,500,000	3,809,365
J.P. Morgan Chase & Co.
05/30/07	5.250%	4,065,000	4,112,788
Lehman Brothers, Inc.
01/18/12	6.625%	4,500,000	4,895,172
Merrill Lynch & Co., Inc.
01/30/06	2.940%	5,400,000	5,379,021
01/15/07	7.000%	2,580,000	2,657,846

TOTAL BROKER/DEALERS			28,280,106

Financial Services	3.5%
General Electric Corp.
11/21/11	4.375%	6,710,000	6,570,311
Washington Mutual Bank
01/15/15	5.125%	5,000,000	4,949,480

TOTAL FINANCIAL SERVICES			11,519,791

Insurance	6.4%
AIG Sunamerica Global Financing*
08/01/08	5.850%	5,000,000	5,146,330
Allstate Financial Global Funding II*
04/15/07	2.625%	7,665,000	7,425,929
Berkshire Hathaway, Inc.
10/15/13	4.625%	7,000,000	6,868,659
Cigna Corp.
01/15/06	6.375%	1,350,000	1,357,252

TOTAL INSURANCE			20,798,170

Leasing Company	0.6%
International Lease Finance Corp.
01/17/06	4.000%	1,950,000	1,948,132

Mortgage Loan	1.3%
Residential Capital Corp.*
06/30/10	6.375%	4,200,000	4,254,932

TOTAL FINANCIALS			105,014,684

INDUSTRIALS	13.5%
Capital Goods	1.4%
Boeing Capital Corp.
05/15/06	5.650%	1,125,000	1,134,744
Dover Corp.
11/15/05	6.450%	3,525,000	3,532,575

TOTAL CAPITAL GOODS			4,667,319

Consumer Cyclicals	2.2%
Ford Motor Credit Co.
01/25/07	6.500%	7,000,000	7,008,141

Healthcare	3.3%
Abbott Laboratories
07/01/06	5.625%	3,500,000	3,533,365
Bristol-Meyers Squibb Co.
10/01/11	5.750%	7,000,000	7,342,524

TOTAL HEALTHCARE			10,875,889

Telecommunications	6.6%
AT&T Broadband
03/15/13	8.375%	5,095,000	6,028,241
BellSouth Corp.
10/15/11	6.000%	7,000,000	7,398,314
GTE Corp.
11/01/08	6.900%	5,000,000	5,255,010
Verizon Communications, Inc.
12/15/06	5.375%	3,000,000	3,029,115

TOTAL TELECOMMUNICATIONS			21,710,680

TOTAL INDUSTRIALS			44,262,029

UTILITIES	2.5%
Gas	2.5%
Consolidated Natural Gas Co.
12/01/14	5.000%	5,385,000	5,307,731
ONEOK, Inc.
08/15/06	7.750%	2,900,000	2,971,436

TOTAL GAS			8,279,167

TOTAL UTILITIES			8,279,167

TOTAL CORPORATE BONDS & NOTES
(Cost $156,927,316)			157,555,880

MORTGAGE-BACKED OBLIGATIONS	0.0%**
Government National Mortgage Association
Pool #26825
09/15/08	9.000%	10,683	11,190

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $10,367)			11,190

		Shares
MONEY MARKET MUTUAL FUNDS	1.7%
SSgA Prime Money Market Fund		5,464,550	5,464,550
SSgA Treasury Money Market Fund		14	14

TOTAL MONEY MARKET MUTUAL FUNDS
(Cost $5,464,564)			5,464,564

TOTAL INVESTMENTS
(Cost $324,258,130)	99.0%		323,933,343
Other Assets in Excess of Liabilities	1.0%		3,267,218
NET ASSETS	100.0%		$327,200,561

* Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $22,125,045 or 6.76% of net assets.

** Less than 0.05% of net assets

Income Tax Information:

At September 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $324,258,130 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$3,095,619

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(3,420,406)

Net unrealized depreciation	$(324,787)

See Notes to Quarterly Statement of Investments

TENNESSEE TAX-FREE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

Due		Bond Rating	Principal
Date	Coupon	Moody/S&P	Amount	Value

TENNESSEE MUNICIPAL OBLIGATIONS	98.8%
GENERAL OBLIGATION BONDS	52.1%
Blount County
04/01/17	5.000%, FGIC	Aaa/AAA	$1,500,000	$1,621,155
Bradley County
03/01/10	4.250%, FGIC	Aaa/AAA	1,000,000	1,016,110
Cocke County
06/01/15	5.000%, MBIA	Aaa/NR	1,195,000	1,292,081
Collierville
Water & Sewer Systems
11/01/16	5.500%, MBIA	Aaa/AAA	1,000,000	1,027,870
Crockett County
04/01/11	5.000%, AMBAC	Aaa/NR	500,000	513,790
Dickson County
06/01/16	5.000%, FGIC	Aaa/NR	1,535,000	1,643,647
Franklin
Special School District
06/01/12	5.100%	Aa2/NR	2,500,000	2,724,700
Franklin
Water & Sewer
04/01/15	4.500%	Aaa/NR	1,700,000	1,800,793
04/01/19	5.000%	Aaa/NR	1,120,000	1,224,854
Greene County
06/01/18	5.000%, MBIA	Aaa/NR	1,100,000	1,190,640
Grundy County
05/01/06	5.350%, FGIC	Aaa/AAA	300,000	304,221
Hamilton County
11/01/09	5.000%	Aa1/NR	3,100,000	3,279,800
11/01/15	5.300%	Aa1/NR	3,535,000	3,775,027
Johnson City
05/01/14	5.550%, FGIC	Aaa/AAA	2,250,000	2,331,450
Lawrenceburg
Water & Sewer
07/01/15	5.500%, FSA	Aaa/AAA	1,330,000	1,448,383
Lincoln County
04/01/14	5.250%, FGIC	Aaa/NR	1,315,000	1,457,269
Madison County
04/01/15	5.000%	Aa3/NR	2,425,000	2,615,532
Maury County
04/01/14	5.000%	Aaa	1,140,000	1,238,621
McNairy County
03/01/15	4.000%, MBIA	Aaa/NR	1,750,000	1,757,752
Memphis
10/01/18	5.000%	Aaa/AAA	2,000,000	2,159,160
Montgomery County
05/01/16	4.750%	Aaa/NR	1,000,000	1,072,140
Roane County
05/01/14	4.000%, MBIA	Aaa/NR	500,000	509,080
Rockwood
Water & Sewer
06/01/16	3.650%, MBIA	Aaa/AAA	1,280,000	1,250,086
Rutherford County
04/01/14	5.000%	Aa2/AA	4,000,000	4,264,320
Shelby County
05/01/14	4.700%	Aa2/AA+	1,000,000	1,051,270
Smith County
04/01/13	5.000%, AMBAC	Aaa/NR	1,020,000	1,109,515
Sullivan County
05/01/15	5.000%, AMBAC	Aaa/NR	1,605,000	1,755,597
Tennessee State
05/01/11	5.000%	Aa2/AA	4,160,000	4,486,435
Tipton County
04/01/12	5.250%, AMBAC	Aaa/NR	500,000	515,815
Warren County
06/01/12	5.000%, MBIA	Aaa/NR	1,845,000	2,002,267
Williamson County
04/01/12	5.000%	Aa1/NR	2,500,000	2,714,475
03/01/13	5.000%	Aa1/NR	2,500,000	2,674,250
03/01/14	5.000%	Aa1/NR	2,000,000	2,134,340

TOTAL GENERAL OBLIGATION BONDS				59,962,445

1

REVENUE BONDS	46.7%
Facilities	2.0%
Metropolitan Nashville & Davidson County
Sports Authority
07/01/19	5.000%	Aaa/AAA	2,140,000	2,289,864

Health & Education	23.4%
Blount County
07/01/09	5.250%	Baa1/NR	2,765,000	2,873,305
Chattanooga
10/01/15	5.000%	NR/NR**	1,000,000	1,010,180
Franklin County
09/01/09	4.750%	NR/A+	1,310,000	1,354,736
Jackson
04/01/10	5.500%, AMBAC	Aaa/AAA	400,000	408,972
Johnson City
07/01/09	5.125%, MBIA	Aaa/AAA	4,000,000	4,254,600
Knox County
Baptist Health
04/15/11	5.500%, CONLEE	Baa3/AAA	1,000,000	1,043,040
Knox County
Children’s Hospital
07/01/16	5.000%	Baa1/BBB+	3,810,000	3,928,033
Knox County
Covenant Health
01/01/12	4.200%	NR/NR*	3,400,000	3,476,126
01/01/14	5.750%, MBIA	Aaa/AAA	1,000,000	1,132,999
01/01/18	5.500%	Aaa/AAA	2,000,000	2,165,900
Metropolitan Nashville & Davidson County
Vanderbilt University
07/01/14	5.375%	Aa2/AA	1,000,000	1,045,220
Shelby County
08/01/12	5.500%, MBIA	Aaa/AAA	650,000	666,854
Tennessee State School
Board Authority
05/01/11	5.500%	Aa3/AA-	500,000	515,360
05/01/14	4.500%, FSA	Aaa/AAA	3,000,000	3,142,680

TOTAL HEALTH & EDUCATION				27,018,005

Housing	3.0%
Metropolitan Nashville & Davidson County
Multi-Family Housing
02/01/21	5.200%	NR/AAA	975,000	982,517
Tennessee Housing
Development Agency
01/01/11	5.800%	Aa2/AA	400,000	411,804
07/01/16	4.900%	Aa2/AA	2,000,000	2,058,240

TOTAL HOUSING				3,452,561

Industrial Development	3.0%
Chattanooga
10/01/16	5.400%, AMBAC	Aaa/AAA	3,210,000	3,470,716

Utilities	15.3%
Clarksville
Water, Sewer & Gas
02/01/10	5.300%, MBIA	Aaa/NR	900,000	945,351
Dickson
Electric
09/01/11	5.625%, MBIA	Aaa/AAA	1,000,000	1,089,370
Harpeth Valley
Utilities District
09/01/17	5.000%, MBIA	Aaa/NR	1,100,000	1,184,260
Johnson City
Electric
05/01/10	5.400%, MBIA	Aaa/AAA	500,000	506,805
05/01/12	5.100%, MBIA	Aaa/AAA	1,500,000	1,560,180
Knoxville
Electric
07/01/13	5.000%	Aa3/AA	1,000,000	1,074,870
Knoxville
Water & Sewer
04/01/15	5.000%	Aa3/AA	1,350,000	1,470,190
La Follette
Electric
03/01/15	5.250%, AMBAC	Aaa/NR	1,000,000	1,032,390
03/01/17	4.500%, MBIA	Aaa/NR	1,000,000	1,033,290

2

Lawrenceburg
Electric
07/01/06	5.200%, MBIA	Aaa/AAA	345,000	350,796
Madison
Utilities District
02/01/10	5.600%, MBIA	Aaa/AAA	500,000	526,165
Metropolitan Nashville & Davidson County
Electric
05/15/15	5.125%	Aa3/AA	1,000,000	1,061,810
Metropolitan Nashville & Davidson County
Water & Sewer
01/01/13	5.200%, FGIC	Aaa/AAA	1,500,000	1,646,655
Rutherford County
Utilities District
02/01/11	5.100%, FGIC	Aaa/NR	500,000	520,390
Sevier County
Gas
05/01/11	5.400%, AMBAC	Aaa/NR	1,000,000	1,033,450
South Blount County
Water
12/01/17	5.00%, FGIC	Aaa/NR	1,000,000	1,069,990
West Wilson
Utilities District
06/01/17	5.000%, MBIA	Aaa/NR	1,390,000	1,498,044

TOTAL UTILITIES				17,604,006

TOTAL REVENUE BONDS				53,835,152

TOTAL TENNESSEE MUNICIPAL OBLIGATIONS (Cost $111,087,083)				113,797,597

			Shares
MONEY MARKET MUTUAL FUNDS	0.1%
Federated Tax Free Fund			726	726
SSGA Tax Free Fund			56,810	56,810

TOTAL MONEY MARKET MUTUAL FUNDS (Cost $57,536)				57,536

TOTAL INVESTMENTS (Cost $111,144,619)	98.9%			113,855,133
Other Assets in Excess of Liabilities	1.1%			1,314,234
NET ASSETS	100.0%			$115,169,367

* At September 30, 2005, this security was rated A by Fitch

** At September 30, 2005, this security was rated BBB- by Fitch

The Portfolio had the following insurance concentration of 10% or greater of net assets at September 30, 2005:

FGIC	10.1%
MBIA	20.6%

3

To simplify the listings of securities, abbreviations are used per the table below:

AMBAC	Ambac Financial Group, Inc.
CONLEE	Connie Lee Insurance Co.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
MBIA	Municipal Bond Insurance Association

Income Tax Information:

At September 30, 2005, the net unrealized appreciation based on cost for income tax purposes of $111,144,619 was as follows:

Aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost	$3,071,822

Aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value	(361,307)

Net unrealized appreciation	$2,710,515

Ratings:

The Moody’s and S&P ratings are believed to be the most recent ratings at September 30, 2005.

See Notes to Quarterly Statement of Investments

4

U.S. GOVERNMENT MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

Due	Discount Rate or		Principal
Date	Coupon Rate		Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS	100.0%
Federal Farm Credit Bank	7.9%
10/13/05*	3.760%		$5,000,000	$4,998,609
11/08/05*	3.780%		5,000,000	5,000,292

TOTAL FEDERAL FARM CREDIT BANK				9,998,901

Federal Home Loan Bank	35.1%
10/03/05**	3.150%		1,932,000	1,932,000
10/19/05**	3.655%		25,000,000	24,959,389
10/21/05*	3.702%		10,000,000	9,994,658
10/26/05**	3.704%		1,000,000	997,634
11/02/05*	3.590%		5,000,000	4,997,703
12/06/05**	3.810%		848,000	842,256
12/14/05**	3.820%		1,050,000	1,041,978

TOTAL FEDERAL HOME LOAN BANK				44,765,618

Federal Home Loan Mortgage Corporation	49.9%
10/07/05*	3.510%		25,000,000	24,999,952
10/11/05**	3.670%		954,000	953,222
10/18/05**	3.670%		2,300,000	2,296,491
10/18/05**	3.660%		15,325,000	15,301,621
10/25/05**	3.660%		900,000	897,989
10/25/05**	3.650%		652,000	650,543
11/01/05**	3.730%		569,000	567,333
11/01/05**	3.660%		5,200,000	5,184,769
11/01/05**	3.570%		2,700,000	2,692,092
11/07/05*	3.702%		10,000,000	10,000,190

MORTGAGE CORPORATION				63,544,202

Federal National Mortgage Association	7.1%
10/03/05**	3.600%		5,000,000	5,000,000
10/26/05**	3.690%		450,000	448,939
11/02/05**	3.600%		800,000	797,600
11/04/05**	3.700%		455,000	453,504
11/28/05**	3.801%		805,000	800,250
11/28/05**	3.780%		500,000	497,050
12/07/05**	3.820%		1,085,000	1,077,516

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION				9,074,859

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
				127,383,580

TOTAL INVESTMENTS	100.0%			127,383,580
Other Assets in Excess of Liabilities	0.0	%***		54,802
NET ASSETS	100.0%			$127,438,382

* Floating or variable rate security rate disclosed as of September 30, 2005.  Maturity date represents the next interest rate reset date.

**Discount Note.

***Less than 0.05% of net assets

Income Tax Information:

The cost for Federal income tax purposes - $127,383,580

See Notes to Quarterly Statement of Investments

1

MUNICIPAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

MUNICIPAL BONDS & NOTES	99.6%
Alabama	1.8%
Cullman Medical Park
10/06/05*		2.810%, LLOYDS; MER	$1,175,000	$1,175,000

Colorado	3.1%
Denver Urban Renewal Authority
10/06/05*		2.840%, LLOYDS	1,000,000	1,000,000
Housing & Financial Authority
07/05/06		2.750%, TRINITY	1,000,000	1,000,000

TOTAL COLORADO				2,000,000

Delaware	6.1%
Delaware Economic Development Authority
10/06/05*		2.850%, AIB	4,000,000	4,000,000

Georgia	4.9%
Georgia Local Government
10/06/05*		2.830%, MBI; BAC	3,200,000	3,200,000

Illinois	13.5%
Chicago Board of Education
10/05/05*		2.740%, FGIC; MER	1,000,000	1,000,000
Illinois Educational Facilities Authority
10/05/05*		2.830%, FITB	1,600,000	1,600,000
Metropolitan Pier & Exposition Authority
10/06/05*		2.830%, MBI; GS	1,000,000	1,000,000
10/06/05*		2.830%, MBI; GS	315,000	315,000
Rockford Industrial Development
10/06/05*		2.870%, MI	3,885,000	3,885,000
Will County School District
10/06/05*		2.830%, FSA; MER	1,000,000	1,000,000

TOTAL ILLINOIS				8,800,000

Indiana	3.1%
Hendricks County
Industrial Redevelopment
10/06/05*		2.950%, HBAN	1,000,000	1,000,000
Indiana Transportation Financial Authority
10/06/05*		2.810%, FGIC; BK	1,000,000	1,000,000

TOTAL INDIANA				2,000,000

Louisiana	12.6%
Louisiana Housing Financial Agency
10/06/05*		2.800%, FNMA	2,935,000	2,935,000
Louisiana Local Government
10/06/05*		2.830%, RF	1,000,000	1,000,000
Louisiana Public Facilities Authority
10/06/05*		3.050%, HIB	4,300,000	4,300,000

TOTAL LOUISIANA				8,235,000

1

Michigan	2.7%
Detroit Economic Development
10/06/05*		2.820%, RBS	1,725,000	1,725,000

Mississippi	6.9%
Mississippi Development Bank
10/06/05*		2.850%, ABK; BNP	3,525,000	3,525,000
07/19/06*		2.830%, ABK; WB	1,000,000	1,000,000

TOTAL MISSISSIPPI				4,525,000

Multiple States	0.8%
Clipper Tax-Exempt
10/06/05*		2.870%, FGIC; MBI; STT	500,000	500,000

New Jersey	2.2%
Vernon
01/13/06		3.250%	1,436,900	1,440,565

Ohio	18.8%
Akron ABN AMRO Munitops
10/05/05*		2.770%, FGIC; AAB	4,530,000	4,530,000
Jackson Hospital Facilities
10/06/05*		2.790%, ASSET; FITB	1,300,000	1,300,000
Muskingum County
11/22/05		2.590%	1,838,000	1,838,911
Napoleon
07/27/06		4.000%	925,000	933,416
Ohio Higher Educational Facility
10/06/05*		2.820%, KEY	1,610,000	1,610,000
Tuscarawas County Hospital Facilities
10/06/05*		2.820%, LLOYDS; MER	2,060,000	2,060,000

TOTAL OHIO				12,272,327

Pennsylvania	10.2%
Chester County Industrial
Development Authority
10/05/05*		2.800%, RBS	1,250,000	1,250,000
Union County Hospital Authority
02/01/06*		2.450%, ASSET; BAC	1,500,000	1,500,000
York General Authority
10/07/05*		2.830%, MTB	3,885,000	3,885,000

TOTAL PENNSYLVANIA				6,635,000

South Carolina	3.1%
South Carolina Economic
Development Authority
10/06/05*		2.800%, ASSET; RY	2,000,000	2,000,000

Tennessee	0.7%
Memphis
10/05/05*		2.800%, WESTLB	470,000	470,000

2

Texas	7.6%
Comal Independent School District
10/06/05*		2.850%, BK	3,260,000	3,260,000
San Antonio Electric & Gas
12/01/05*		2.200%, BNP	1,700,000	1,697,500

TOTAL TEXAS				4,957,500

Wisconsin	1.5%
Wisconsin Health & Educational Facilities
10/06/05*		2.790%, USB	1,000,000	1,000,000

TOTAL MUNICIPAL BONDS & NOTES				64,935,392

TOTAL INVESTMENTS	99.6%			64,935,392
Other Assets in Excess of Liabilities	0.4%			232,923
NET ASSETS	100.0%			$65,168,315

* Floating or variable rate security - rate disclosed as of September 30, 2005.  Maturity date represents the next interest rate reset date.

The Portfolio had the following insurance concentration of 10% or greater of net assets at September 30, 2005:

FGIC	10.8%

To simplify the listings of securities, abbreviations are used per the table below:

AAB	ABN AMRO Holding N.V.
ABK	AMBAC Financial Group, Inc.
AIB	Allied Irish Bank, plc
ASSET	Radian Asset Assurance
BAC	Bank of America Corp.
BK	Bank of New York Co.
BNP	BNP Paribas
FGIC	Financial Guaranty Insurance Co.
FITB	Fifth Third Bancorp
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GS	Goldman Sachs Group, Inc.
HBAN	Huntington Bancshares, Inc.
HIB	Hibernia Corp.
KEY	Keycorp
LLOYDS	Lloyds TSB Group, plc
MBI	Municipal Bond Insurance Association, Inc.
MER	Merrill Lynch & Co., Inc.
MI	Marshall & Ilsley Corp.
MTB	M&T Bank Corp.
RBS	Royal Bank of Scotland Group
RF	Regions Financial Corp.
RY	Royal Bank of Canada
STT	State Street Corp.
TRINITY	Trinity Funding Corp.
USB	U.S. Bancorp
WB	Wachovia Corp.
WESTLB	WestLB AG

Income Tax Information:

The cost for Federal income tax purposes - $64,935,392.

See Notes to Quarterly Statement of Investments

3

CASH RESERVE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)

September 30, 2005

Due		Discount Rate or	Principal
Date		Coupon Rate	Amount	Value

CERTIFICATES OF DEPOSIT	2.2%
Depository Institutions	2.2%
DEPFA Bank, plc
11/01/05		2.490%	$2,400,000	$2,400,000
Eurohypo AG
10/25/05		3.705%	2,500,000	2,500,007

TOTAL DEPOSITORY INSTITUTIONS				4,900,007

TOTAL CERTIFICATES OF DEPOSIT				4,900,007

COMMERCIAL PAPER	89.4%
Asset-Backed Securities	60.7%
Brahms Funding Corp.
10/28/05		3.830%	6,000,000	5,984,042
Cancara Asset Securitization, llc
11/21/05		3.750%	10,700,000	10,645,385
Check Point Charlie, Inc.
10/07/05		3.695%	3,930,000	3,928,386
10/17/05		3.680%	1,090,000	1,088,440
10/20/05		3.690%	6,000,000	5,989,545
Ciesco, llc
10/03/05		3.880%	9,009,000	9,009,000
CRC Funding, llc
11/03/05		3.730%	11,000,000	10,964,669
Emerald Certificates
10/18/05		3.560%	10,000,000	9,985,167
Giro Funding US Corp.
12/19/05		3.870%	11,230,000	11,137,044
Liberty Street Funding Corp.
11/14/05		3.720%	5,300,000	5,276,998
Monument Gardens Funding, llc
12/12/05		3.850%	11,000,000	10,917,653
Park Granada, llc
11/28/05		3.890%	11,000,000	10,933,438
Sigma Finance, Inc.
12/07/05		3.770%	10,000,000	9,931,930
Silver Tower Funding, Ltd.
12/07/05		3.880%	11,000,000	10,922,939
Tulip Funding Corp.
10/07/05		3.680%	8,815,000	8,811,396
Victory Receivables Corp.
10/05/05		3.690%	1,919,000	1,918,607
10/07/05		3.680%	3,668,000	3,666,500
10/17/05		3.750%	5,450,000	5,442,052

TOTAL ASSET-BACKED SECURITIES				136,553,191

Broker/Dealers	12.5%
Citigroup Global Markets, Inc.
10/03/05*		3.640%	8,000,000	8,000,000
Greenwich Capital Holdings, Inc.
10/24/05*		3.790%	9,200,000	9,200,000
Morgan Stanley
10/26/05		3.760%	11,000,000	10,973,575

TOTAL BROKER/DEALERS				28,173,575

1

Depository Institutions	8.6%
Barclays, plc
10/25/05		3.665%	11,000,000	10,975,363
Eurohypo AG
11/01/05		3.755%	8,500,000	8,474,289

TOTAL DEPOSITORY INSTITUTIONS				19,449,652

Petroleum Refining	2.7%
BP Capital Markets, plc
10/03/05		3.850%	6,000,000	6,000,000

Telephone Communications	4.9%
SBC Communications, Inc.
11/07/05		3.730%	11,000,000	10,960,110

TOTAL COMMERCIAL PAPER				201,136,528

CORPORATE NOTES	8.5%
Asset Backed Securities	0.4%
Racers Trust**
10/24/05*		3.819%	1,000,000	1,000,000

Broker/Dealers	2.7%
Bear Stearns
10/28/05*		3.848%	6,000,000	6,000,000

Depository Institutions	5.4%
HBOS Treasury Services, plc**
12/28/05*		4.011%	10,000,000	10,000,000
Westpac Banking Corp.
12/12/05*		3.844%	2,250,000	2,250,000

TOTAL DEPOSITORY INSTITUTIONS				12,250,000

TOTAL CORPORATE NOTES				19,250,000

TOTAL INVESTMENTS	100.1%			225,286,535
Liabilities in Excess of Other Assets	-0.1%			(151,387)
NET ASSETS	100.0%			225,135,148

*	Floating or variable rate security - rate disclosed as of September 30, 2005. Maturity date represents the next interest rate reset date.
**

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to a value of $11,000,000 or 4.89% of net assets.

Income Tax Information:

The cost for Federal income tax purposes - $225,286,535.

See Notes to Quarterly Statement of Investments

2

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

Significant Accounting and Operating Policies

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992, as amended and restated on June 26, 2003.

The Trust currently has seven active investment portfolios (each referred to as a “Portfolio”). The U.S. Government Money Market and Municipal Money Market Portfolios may offer three classes of shares (Classes I, A and C) and the Core Equity, Capital Appreciation, Intermediate Bond, Tennessee Tax-Free and Cash Reserve Portfolios may offer four classes of shares (Classes I, A, B and C).  As of September 30, 2005, Class A shares have not been issued for the U.S. Government Money Market, Municipal Money Market and Cash Reserve Portfolios Money Market Portfolios.

The following summarizes the significant accounting policies for the Trust.

Security Valuation:

Core Equity, Capital Appreciation, Intermediate Bond and Tennessee Tax-Free Portfolios:  Securities held in the Core Equity and Capital Appreciation Portfolios for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the closing bid price.  Over-the-counter securities traded on NASDAQ are valued based upon the NASDAQ Official Closing Price.  Securities held in the Intermediate Bond and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.  Short-term fixed-income securities maturing within 60 days are valued at amortized cost which approximates current value.

Money Market Portfolios:  Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions.  Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Repurchase Agreements:  Each Portfolio, through its custodian, receives delivery of  underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price.  The Trust’s advisers are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of  the underlying securities were less than the repurchase price.

Securities Purchased on a When-Issued or Forward Commitment Basis:  Delivery and payment for securities that have been purchased by the portfolios on a when-issued basis can take place a month or more after the trade date.  Normally, the settlement date occurs within six months after the trade date; however, the portfolios may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date.  During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery.  The portfolios maintain segregated assets with a market value equal to or greater than the amount of its purchase commitments.  The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the portfolio’s net asset value to the extent the portfolio makes such purchases while remaining substantially fully invested.

Other:  Investment security transactions are accounted for as of the trade date.  Dividend income is recorded on the ex-dividend date.  Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis for both financial reporting and income tax purposes.

3

Item 2 - Controls and Procedures.

(a)                                  The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRST FUNDS

By:	/s/ George Lewis
George Lewis
President/Principal Executive Officer

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Lewis
George Lewis
President /Principal Executive Officer

Date:	November 29, 2005

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer /Principal Financial Officer

Date:	November 29, 2005

4